Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
Selling General And Administrative Expense [Abstract]
Selling, General and Administrative Expenses

14. Selling, general and administrative expenses

Selling, general and administrative expenses for the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
		(In millions of Korean won)
Advertising expenses	~~W~~	12,525	~~W~~	2,411
Fees and commissions		6,594		5,955
Operating lease expenses		686		627
Salaries		5,468		4,650
Expenses related to defined contribution plans		357		440
Employee benefits		919		845
Depreciation		150		99
Amortization		68		53
Other expenses		1,245		897
Total	~~W~~	28,012	~~W~~	15,977